ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jul. 15, 2014
Common stock outstanding shares	67,180,691	44,890,262	32,646,635
Jin-En Group International Holding Company [Member]
Common stock outstanding shares				22,829,400
Common stock, issued shares				7,500,200
Common stock cancelled shares				15,000,000
Net liabilities		$ (19,000)		$ (19,000)